                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21121
                                                      ---------

                            Large-Cap Core Portfolio
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

LARGE-CAP CORE PORTFOLIO as of December 31, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.2%

SECURITY                                                              SHARES     VALUE
------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 3.1%

General Dynamics Corp.                                                   1,950   $       176,260
Lockheed Martin Corp.                                                    3,800           195,320
Northrop Grumman Corp.                                                   1,800           172,080
------------------------------------------------------------------------------------------------
                                                                                 $       543,660
------------------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 0.6%

FedEx Corp.                                                              1,570   $       105,975
------------------------------------------------------------------------------------------------
                                                                                 $       105,975
------------------------------------------------------------------------------------------------

BEVERAGES -- 2.8%

Anheuser-Busch Cos., Inc.                                                3,300   $       173,844
Coca-Cola Company (The)                                                  3,100           157,325
PepsiCo, Inc.                                                            3,450           160,839
------------------------------------------------------------------------------------------------
                                                                                 $       492,008
------------------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 3.5%

Amgen, Inc.(1)                                                           3,000   $       185,400
Biogen, Inc.(1)                                                          5,980           219,944
Genzyme Corp.(1)                                                         4,100           202,294
------------------------------------------------------------------------------------------------
                                                                                 $       607,638
------------------------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.8%

Franklin Resources, Inc.                                                 4,200   $       218,652
Goldman Sachs Group, Inc.                                                2,200           217,206
Merrill Lynch & Co., Inc.                                                4,000           234,600
------------------------------------------------------------------------------------------------
                                                                                 $       670,458
------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 4.0%

Cisco Systems, Inc.(1)                                                   9,600   $       233,184
Motorola, Inc.                                                          18,700           263,109
Nokia Oyj ADR                                                           12,700           215,900
------------------------------------------------------------------------------------------------
                                                                                 $       712,193
------------------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 1.4%

International Business Machines Corp.                                    2,600   $       240,968
------------------------------------------------------------------------------------------------
                                                                                 $       240,968
------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.2%

Citigroup, Inc.                                                          7,800   $       378,612
------------------------------------------------------------------------------------------------
                                                                                 $       378,612
------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%

BCE, Inc.(2)                                                             3,900   $        87,204
Telefonos de Mexico SA de CV (Telmex) ADR                                4,500           148,635
------------------------------------------------------------------------------------------------
                                                                                 $       235,839
------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.9%

Emerson Electric Co.                                                     5,300   $       343,175
------------------------------------------------------------------------------------------------
                                                                                 $       343,175
------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%

Agilent Technologies, Inc.(1)                                            6,400   $       187,136
Flextronics International Ltd.(1)(2)                                    16,400           243,376
------------------------------------------------------------------------------------------------
                                                                                 $       430,512
------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 1.8%

BJ Services Co.(1)                                                       4,800   $       172,320
Schlumberger Ltd.(2)                                                     2,625           143,640
------------------------------------------------------------------------------------------------
                                                                                 $       315,960
------------------------------------------------------------------------------------------------

FINANCIAL SERVICES - MISCELLANEOUS -- 1.7%

Moody's Corp.                                                            5,000   $       302,750
------------------------------------------------------------------------------------------------
                                                                                 $       302,750
------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 3.2%

Walgreen Co.                                                             8,800   $       320,144
Wal-Mart Stores, Inc.                                                    4,550           241,377
------------------------------------------------------------------------------------------------
                                                                                 $       561,521
------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.1%

Hershey Foods Corp.                                                      2,600   $       200,174
------------------------------------------------------------------------------------------------
                                                                                 $       200,174
------------------------------------------------------------------------------------------------

HEALTH CARE - PROVIDERS & SERVICES -- 1.5%

Caremark Rx, Inc.(1)                                                    10,300   $       260,899
------------------------------------------------------------------------------------------------
                                                                                 $       260,899
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                              SHARES     VALUE
------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.8%

Procter & Gamble Co.                                                     1,450   $       144,826
------------------------------------------------------------------------------------------------
                                                                                 $       144,826
------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 1.5%

General Electric Co.                                                     8,400   $       260,232
------------------------------------------------------------------------------------------------
                                                                                 $       260,232
------------------------------------------------------------------------------------------------

INSURANCE -- 2.8%

Aflac Corp.                                                              5,200   $       188,136
Berkshire Hathaway, Inc., Class B(1)                                        45           126,675
MetLife, Inc.                                                            5,170           174,074
------------------------------------------------------------------------------------------------
                                                                                 $       488,885
------------------------------------------------------------------------------------------------

INTERNET CATALOG & RETAIL -- 0.8%

InterActiveCorp(1)                                                       3,900   $       132,327
------------------------------------------------------------------------------------------------
                                                                                 $       132,327
------------------------------------------------------------------------------------------------

IT SERVICES -- 4.5%

Accenture Ltd., Class A(1)(2)                                            6,750   $       177,660
First Data Corp.                                                         9,000           369,810
Fiserv, Inc.(1)                                                          6,100           241,011
------------------------------------------------------------------------------------------------
                                                                                 $       788,481
------------------------------------------------------------------------------------------------

MACHINERY -- 3.9%

Danaher Corp.                                                            3,050   $       279,837
Deere & Co.                                                              3,000           195,150
Illinois Tool Works, Inc.                                                2,550           213,971
------------------------------------------------------------------------------------------------
                                                                                 $       688,958
------------------------------------------------------------------------------------------------

MEDIA -- 6.9%

Clear Channel Communications, Inc.                                       2,850   $       133,466
Comcast Corp., Class A(1)                                               11,900           372,232
The Walt Disney Co.                                                      5,400           125,982
Time Warner, Inc.(1)                                                    21,800           392,182
Univision Communications, Inc.(1)                                        4,600           182,574
------------------------------------------------------------------------------------------------
                                                                                 $     1,206,436
------------------------------------------------------------------------------------------------

METALS & MINING -- 1.6%

Alcoa, Inc.                                                              7,500   $       285,000
------------------------------------------------------------------------------------------------
                                                                                 $       285,000
------------------------------------------------------------------------------------------------

MONEY CENTER BANKS -- 2.4%

Bank of America Corp.                                                    2,100   $       168,903
FleetBoston Financial Corp.                                              5,900           257,535
------------------------------------------------------------------------------------------------
                                                                                 $       426,438
------------------------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.8%

Target Corp.                                                             3,700   $       142,080
------------------------------------------------------------------------------------------------
                                                                                 $       142,080
------------------------------------------------------------------------------------------------

OIL & GAS -- 5.5%

BP PLC ADR                                                               3,120   $       153,972
Burlington Resources, Inc.                                               2,650           146,757
ConocoPhillips                                                           2,450           160,647
Exxon Mobil Corp.                                                        4,310           176,710
GlobalSantaFe Corp.                                                      7,000           173,810
Total SA ADR                                                             1,600           148,016
------------------------------------------------------------------------------------------------
                                                                                 $       959,912
------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 3.7%

Estee Lauder Cos., Inc., (The), Class A                                  7,200   $       282,672
Gillette Co.                                                             9,980           366,565
------------------------------------------------------------------------------------------------
                                                                                 $       649,237
------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 8.6%

Abbott Laboratories                                                      5,400   $       251,640
Johnson & Johnson Co.                                                    4,300           222,138
Lilly (Eli) & Co.                                                        3,100           218,023
Pfizer, Inc.                                                            11,170           394,636
Teva Pharmaceuticals Industries Ltd. ADR                                 4,000           226,840
Wyeth                                                                    4,500           191,025
------------------------------------------------------------------------------------------------
                                                                                 $     1,504,302
------------------------------------------------------------------------------------------------

REGIONAL BANKS -- 3.3%

Charter One Financial, Inc.                                              5,800   $       200,390
National Commerce Financial Corp.                                        6,000           163,680
TCF Financial Corp.                                                      4,100           210,535
------------------------------------------------------------------------------------------------
                                                                                 $       574,605
------------------------------------------------------------------------------------------------

RETAIL - HOME IMPROVEMENT -- 2.2%

Home Depot, Inc. (The)                                                  11,000   $       390,390
------------------------------------------------------------------------------------------------
                                                                                 $       390,390
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                              SHARES     VALUE
------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.4%

Intel Corp.                                                              9,100   $       293,020
Microchip Technology, Inc.                                               8,000           266,880
Taiwan Semiconductor SP ADR(1)                                          20,300           207,872
------------------------------------------------------------------------------------------------
                                                                                 $       767,772
------------------------------------------------------------------------------------------------

SOFTWARE -- 1.1%

Microsoft Corp.                                                          7,220   $       198,839
------------------------------------------------------------------------------------------------
                                                                                 $       198,839
------------------------------------------------------------------------------------------------

SPECIALTY RETAIL -- 2.2%

Best Buy Co., Inc.                                                       4,200   $       219,408
TJX Companies, Inc.                                                      8,000           176,400
------------------------------------------------------------------------------------------------
                                                                                 $       395,808
------------------------------------------------------------------------------------------------

SUPER REGIONAL BANKS -- 3.2%

Fifth Third Bancorp                                                      1,600   $        94,560
National City Corp.                                                      4,600           156,124
Wells Fargo & Co.                                                        5,350           315,062
------------------------------------------------------------------------------------------------
                                                                                 $       565,746
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 1.7%

Nextel Communications, Inc., Class A(1)                                 10,500   $       294,630
------------------------------------------------------------------------------------------------
                                                                                 $       294,630
------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $14,796,380)                                                 $    17,267,246
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.8%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit, 1.01%, 1/2/04           $           669   $       669,000
------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $669,000)                                                 $       669,000
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 102.0%
   (IDENTIFIED COST $15,465,380)                                                 $    17,936,246
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (2.0)%                                         $      (357,041)
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $    17,579,205
------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.
(2) Foreign security.

                       See notes to financial statements.

LARGE-CAP CORE PORTFOLIO as of December 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value (identified cost, $15,465,380)                $    17,936,246
Cash                                                                         30,896
Dividends and interest receivable                                            16,113
Tax reclaim receivable                                                          374
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                        $    17,983,629
-----------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                   $       376,988
Payable to affiliate for Trustees' fees                                          45
Accrued expenses                                                             27,391
-----------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $       404,424
-----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO           $    17,579,205
-----------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals             $    15,108,288
Net unrealized appreciation (computed on the basis of
  identified cost)                                                        2,470,917
-----------------------------------------------------------------------------------
TOTAL                                                               $    17,579,205
-----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes, $2,164)                            $       135,449
Interest                                                                      3,804
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             $       139,253
-----------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                              $        66,929
Trustees' fees and expenses                                                      68
Custodian fee                                                                29,957
Legal and accounting services                                                20,888
Miscellaneous                                                                 1,500
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $       119,342
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $        19,911
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost basis)                 $       (55,781)
    Foreign currency transactions                                                32
-----------------------------------------------------------------------------------
NET REALIZED LOSS                                                   $       (55,749)
-----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
    Investments (identified cost basis)                             $     2,502,181
    Foreign currency                                                             56
-----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $     2,502,237
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    $     2,446,488
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $     2,466,399
-----------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                         YEAR ENDED          PERIOD ENDED
IN NET ASSETS                                               DECEMBER 31, 2003   DECEMBER 31, 2002(1)
----------------------------------------------------------------------------------------------------
From operations --
Net investment income (loss)                                $          19,911   $            (25,235)
   Net realized loss                                                  (55,749)               (33,738)
   Net change in unrealized appreciation
   (depreciation)                                                   2,502,237                (31,320)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $       2,466,399   $            (90,293)
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                            $      13,110,687   $          6,421,283
   Withdrawals                                                     (3,696,639)              (732,242)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                     $       9,414,048   $          5,689,041
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                  $      11,880,447   $          5,598,748
----------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                        $       5,698,758   $            100,010
----------------------------------------------------------------------------------------------------
AT END OF YEAR                                              $      17,579,205   $          5,698,758
----------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002, to December 31, 2002.

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                                  YEAR ENDED DECEMBER 31,
                                                               ----------------------------
                                                                   2003           2002(1)
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                          1.15%           4.48%(2)
     Expenses after custodian fee reduction                            1.15%           4.47%(2)
     Net investment income (loss)                                      0.19%          (3.03)%(2)
Portfolio Turnover                                                       64%             11%
-------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                       23.83%          (0.73)%
-------------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR (000'S OMITTED)                        $     17,579    $      5,699
-------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002 to December 31, 2002.
(2) Annualized.
(3) Total return is not computed on an annualized basis.

                       See notes to financial statements.

LARGE-CAP CORE PORTFOLIO AS OF DECEMBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 18, 2002, seeks to achieve total return by investing in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Portfolio normally invests at least 80% of its assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the Standard & Poor's 500 Index. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2003, the Eaton Vance Large-Cap Core Fund held an approximate 99.3% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Portfolio that have not yet occurred.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K OTHER -- Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2003, the advisory fee amounted to $66,929. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $15,881,741 and $6,403,075, respectively, for the year ended December 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                             $   15,472,685
   ---------------------------------------------------------
   Gross unrealized appreciation              $    2,509,128
   Gross unrealized depreciation                     (45,567)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                $    2,463,561
   ---------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2003.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the year ended December 31, 2003.23

LARGE-CAP CORE PORTFOLIO as of December 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP CORE PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Core Portfolio (the Portfolio) as of December 31, 2003 and the related statement of operations for the year then ended, and the statement of changes in net assets and the supplementary data for the year then ended and for the period from the start of business, September 9, 2002, to December 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Large-Cap Core Portfolio as of December 31, 2003, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 20, 2004

EATON VANCE LARGE-CAP CORE FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Special Investment Trust (the Trust) and Large-Cap Core Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)      TERM OF                                     NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                     IN FUND COMPLEX
     NAME AND             TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)         OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS       SERVICE         DURING PAST FIVE YEARS           TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)
Jessica M. Bibliowicz      Trustee     Trustee of the  Chairman, President and Chief           195           Director of National
11/28/59                                 Trust since   Executive Officer of National                          Financial Partners
                                        1998; of the   Financial Partners (financial
                                         Portfolio     services company) (since
                                         since 2002    April 1999). President and
                                                       Chief Operating Officer of
                                                       John A. Levin & Co.
                                                       (registered investment
                                                       advisor) (July 1997 to April
                                                       1999) and a Director of
                                                       Baker, Fentress & Company,
                                                       which owns John A. Levin & Co.
                                                       (July 1997 to April 1999).
                                                       Ms. Bibliowicz is an
                                                       interested person because of
                                                       her affiliation with a
                                                       brokerage firm.

James B. Hawkes          Trustee of    Trustee of the  Chairman, President and Chief           195              Director of EVC
11/9/41                   the Trust     Trust since    Executive Officer of BMR,
                           and the      1989; of the   EVC, EVM and EV; Director of
                          Portfolio      Portfolio     EV; Vice President and
                                         since 2002    Director of EVD. Trustee and/or
                                                       officer of 195 registered
                                                       investment companies in the
                                                       Eaton Vance Fund Complex. Mr.
                                                       Hawkes is an interested person
                                                       because of his positions with
                                                       BMR, EVM, EVC and EV, which are
                                                       affiliates of the Fund and the
                                                       Portfolio.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III      Trustee      Trustee of the  Jacob H. Schiff Professor of            195         Director of Tiffany & Co.
2/23/35                                 Trust since    Investment Banking Emeritus,                        (specialty retailer) and
                                       1989; of the    Harvard University Graduate                               Telect, Inc.
                                        Portfolio      School of Business                                     (telecommunication
                                        since 2002     Administration.                                         services company)

William H. Park           Trustee        Since 2003    President and Chief Executive           192                   None
9/19/47                                                Officer, Prizm Capital
                                                       Management, LLC (investment
                                                       management firm) (since
                                                       2002). Executive Vice
                                                       President and Chief Financial
                                                       Officer, United Asset
                                                       Management Corporation (a
                                                       holding company owning
                                                       institutional investment
                                                       management firms)
                                                       (1982-2001).

Ronald A. Pearlman        Trustee        Since 2003    Professor of Law, Georgetown            192                   None
7/10/40                                                University Law Center (since
                                                       1999). Tax Partner,
                                                       Covington & Burling,
                                                       Washington, DC (1991-2000).

                         POSITION(S)      TERM OF                                     NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                     IN FUND COMPLEX
     NAME AND           TRUST AND THE    LENGTH OF        PRINCIPAL OCCUPATION(S)         OVERSEEN BY
   DATE OF BIRTH          PORTFOLIO       SERVICE         DURING PAST FIVE YEARS           TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Norton H. Reamer           Trustee     Trustee of the  President, Chief Executive              195                   None
9/21/35                                 Trust since    Officer and a Director of
                                        1989; of the   Asset Management Finance
                                         Portfolio     Corp. (a specialty finance
                                        since 2002     company serving the
                                                       investment management
                                                       industry) (since October
                                                       2003). President, Unicorn
                                                       Corporation (an investment and
                                                       financial advisory services
                                                       company) (since September
                                                       2000). Formerly, Chairman,
                                                       Hellman, Jordan Management
                                                       Co., Inc. (an investment
                                                       management company)
                                                       (2000-2003). Formerly,
                                                       Advisory Director of Berkshire
                                                       Capital Corporation
                                                       (investment banking firm)
                                                       (2002-2003). Formerly,
                                                       Chairman of the Board, United
                                                       Asset Management Corporation
                                                       (a holding company owning
                                                       institutional investment
                                                       management firms) and
                                                       Chairman, President and
                                                       Director, UAM Funds (mutual
                                                       funds) (1980-2000).

Lynn A. Stout              Trustee     Trustee of the  Professor of Law, University            195                   None
9/14/57                                 Trust since    of California at Los Angeles
                                        1998; of the   School of Law (since July
                                          Portfolio    2001). Formerly, Professor
                                         since 2002    of Law, Georgetown
                                                       University Law Center.

                                POSITION(S)          TERM OF
                                  WITH THE         OFFICE AND
        NAME AND                 TRUST AND          LENGTH OF              PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH            THE PORTFOLIO         SERVICE                DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
Thomas E. Faust Jr.           President of the      Since 2002   Executive Vice President of EVM, BMR, EVC and
5/31/58                            Trust                         EV; Chief Investment Officer of EVM and BMR
                                                                 and Director of EVC. Chief Executive Officer
                                                                 of Belair Capital Fund LLC, Belcrest Capital
                                                                 Fund LLC, Belmar Capital Fund LLC, Belport
                                                                 Capital Fund LLC and Belrose Capital Fund LLC
                                                                 (private investment companies sponsored by
                                                                 EVM). Officer of 54 registered investment
                                                                 companies managed by EVM or BMR.

Duke E. Laflamme              Vice President        Since 2001   Vice President of EVM and BMR. Officer of 11
7/8/69                         of the Trust                      registered investment companies managed by EVM
                                                                 or BMR.

Thomas H. Luster              Vice President        Since 2002   Vice President of EVM and BMR. Officer of 15
4/8/62                         of the Trust                      registered investment companies managed by EVM
                                                                 or BMR.

Lewis R. Piantedosi            Vice President       Since 2002   Vice President of EVM and BMR. Equity Analyst
8/10/65                       of the Portfolio                   at EVM since May 1999. Previously, Partner and
                                                                 Equity Analyst for Freedom Capital Management
                                                                 (1996-1999). Officer of 1 registered
                                                                 investment company managed by EVM or BMR.

Duncan W. Richardson           President of         Since 2002   Senior Vice President and Chief Equity
10/26/57                       the Portfolio                     Investment Officer of EVM and BMR. Officer of
                                                                 42 registered investment companies managed by
                                                                 EVM or BMR.

Alan R. Dynner                   Secretary         Secretary of  Vice President, Secretary and Chief Legal
10/10/40                                            the Trust    Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                   since 1997;   of 195 registered investment companies managed
                                                     of the      by EVM or BMR.
                                                   Portfolio
                                                   since 2002

Michelle A. Alexander         Treasurer of the      Since 2002   Vice President of EVM and BMR. Chief Financial
8/25/69                         Portfolio                        Officer of Belair Capital Fund LLC, Belcrest
                                                                 Capital Fund LLC, Belmar Capital Fund LLC,
                                                                 Belport Capital Fund LLC and Belrose Capital
                                                                 Fund LLC (private investment companies
                                                                 sponsored by EVM). Officer of 85 registered
                                                                 investment companies managed by EVM or
                                                                 BMR.

James L. O'Connor             Treasurer of Trust    Since 1989   Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                           116 registered investment companies managed by
                                                                 EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the president, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                                       2003           2002
--------------------------------------------------------------------------------------
Audit Fees                                                 $     15,841   $     15,450

Audit-Related Fees(1)                                                 0              0

Tax Fees(2)                                                       4,000          5,500

All Other Fees(3)                                                     0              0
                                                           ---------------------------

Total                                                      $     19,841   $     20,950
                                                           ===========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $5,500 and $4,000, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $336,546 and $458,168, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LARGE-CAP CORE PORTFOLIO


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: February 20, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Michelle A. Alexander
      -------------------------
      Michelle A. Alexander
      Treasurer


Date: February 20, 2004
      -----------------


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: February 20, 2004
      -----------------